Annual Total Returns[BarChart] - Invesco KBW Bank ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019
Total	32.42%	37.25%	8.96%	0.14%	28.04%	18.16%	(17.96%)	35.61%